Other disclosures - Fair value of financial assets not at fair value (Details) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets	€ 981,046	€ 946,099
Financial assets at fair value	992,682	952,108
Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	153,100	140,659
Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	7,333	4,473
Loans and advances | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	941,664	908,403
Loans and advances | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	952,624	914,013
Loans and advances - Central banks | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	19,450	15,601
Loans and advances - Central banks | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	19,450	15,610
Loans and advances - Credit institutions | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	41,068	35,480
Loans and advances - Credit institutions | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	41,309	35,833
Loans and advances - Customers | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	881,146	857,322
Loans and advances - Customers | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	891,865	862,570
Debt instruments asset | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	39,382	37,696
Debt instruments asset | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	€ 40,058	€ 38,095